Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Net earned premium	$ 38,900,000	$ 17,100,000
Commission income, net	37,500,000	27,100,000
Service and fee income	14,500,000	6,300,000
Net investment income	300,000	1,100,000
Total revenue	91,200,000	51,600,000
Expenses:
Losses and loss adjustment expenses	84,400,000	25,300,000
Insurance related expenses	41,700,000	19,300,000
Technology and development	36,200,000	18,000,000.0
Sales and marketing	95,000,000.0	69,400,000
General and administrative	49,200,000	36,800,000
Interest and other expense, net	198,900,000	26,000,000.0
Gain on extinguishment of debt	(47,000,000.0)	0
Total expenses	458,400,000	194,800,000
Loss before income taxes	(367,200,000)	(143,200,000)
Income taxes expense (benefit)	700,000	(1,800,000)
Net loss	(367,900,000)	(141,400,000)
Net income attributable to noncontrolling interests, net of tax	3,500,000	100,000
Net loss attributable to Hippo	(371,400,000)	(141,500,000)
Other comprehensive loss:
Change in net unrealized gain or loss on investments, net of tax	(800,000)	0
Comprehensive loss attributable to Hippo	(372,200,000)	(141,500,000)
Per share data:
Net loss attributable to Hippo - basic	(371,400,000)	(141,500,000)
Net loss attributable to Hippo - diluted	$ (371,400,000)	$ (141,500,000)
Weighted-average shares used in computing net loss per share attributable to Hippo - basic (in shares)	272,168,933	86,897,893
Weighted-average shares used in computing net loss per share attributable to Hippo - diluted (in shares)	272,168,933	86,897,893
Net loss per share attributable to Hippo - basic (in dollars per share)	$ (1.36)	$ (1.63)
Net loss per share attributable to Hippo - diluted (in dollars per share)	$ (1.36)	$ (1.63)